Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Compensation of Key Management Personnel of Bank

For the year ended October 31 ($ millions)	2024	2023
Salaries and cash incentives (1)	$25	$23
Equity-based payment (2)	29	32
Pension and other benefits (1)	2	2
Total	$56	$57

(1)	Expensed during the year.
(2)	Awarded during the year.

Summary of Loans and Deposits of Key Management Personnel

As at October 31 ($ millions)	2024	2023
Loans	$10	$13
Deposits	5	6

Summary of Transaction With Joint Ventures and Associates	Transactions between the Bank and its associated companies and joint ventures also qualify as related party transactions and were recorded as follows:

As at and for the year ended October 31 ($ millions)	2024	2023
Net income / (loss)	$(15)	$(22)
Loans	209	209
Deposits	253	277
Guarantees and commitments	46	55